1

Wilmington Global Alpha Equities Fund

PORTFOLIO OF INVESTMENTS

July 31, 2020 (unaudited)

Description	Number of Shares	Value

COMMON STOCKS – 88.7%

AEROSPACE & DEFENSE – 1.3%
BAE Systems PLC	90,946	$582,866
BWX Technologies, Inc.	14,027	764,752
Dassault Aviation SA*	64	52,482
Lockheed Martin Corp.	2,632	997,449
Raytheon Technologies Corp.	7,044	399,254

TOTAL AEROSPACE & DEFENSE		$2,796,803

AIR FREIGHT & LOGISTICS – 1.1%
Bpost SA*	3,270	21,270
C.H. Robinson Worldwide, Inc.	5,376	503,839
Expeditors International of Washington, Inc.	12,762	1,078,517
PostNL NV	34,928	85,670
SG Holdings Co. Ltd.	2,448	89,838
United Parcel Service, Inc., Class B	3,973	567,185

TOTAL AIR FREIGHT & LOGISTICS		$2,346,319

AIRLINES – 0.1%
Ryanair Holdings PLC ADR*	3,289	246,675

AUTO COMPONENTS – 0.3%
Aisan Industry Co. Ltd.	2,265	9,432
Bridgestone Corp.	2,482	73,109
Denso Corp.	1,110	41,062
Exedy Corp.	4,235	52,296
Hankook Tire & Technology Co. Ltd.	3,757	82,273
NOK Corp.	7,685	83,714
Sumitomo Electric Industries Ltd.	3,557	39,741
Sumitomo Riko Co. Ltd.	6,230	29,155
Tachi-S Co. Ltd.	3,860	30,765
Tokai Rika Co. Ltd.	8,507	106,401
Toyoda Gosei Co. Ltd.	2,445	47,943
Toyota Boshoku Corp.	4,420	51,707
TS Tech Co. Ltd.	1,532	38,860
Unipres Corp.	5,980	44,766

TOTAL AUTO COMPONENTS		$731,224

AUTOMOBILES – 0.6%
Daimler AG	4,308	188,364
Dongfeng Motor Group Co. Ltd., Class H	168,290	120,476
Honda Motor Co. Ltd.	13,225	322,424
Isuzu Motors Ltd.	57,193	466,495
Li Auto, Inc. ADR*	2,100	33,600

Description	Number of Shares	Value
Mitsubishi Motors Corp.	16,470	$32,454
Nissan Motor Co. Ltd.	20,180	69,027
Renault SA*	2,745	65,236
Suzuki Motor Corp.	1,574	51,648

TOTAL AUTOMOBILES		$1,349,724

BEVERAGES – 1.9%
Anadolu Efes Biracilik Ve Malt Sanayii AS	12,223	33,858
Asahi Group Holdings Ltd.	1,691	55,120
Boston Beer Co., Inc. (The), Class A*	702	568,929
Coca-Cola Co. (The)	13,012	614,687
Coca-Cola Icecek AS	7,982	51,336
Constellation Brands, Inc., Class A	3,187	567,923
Diageo PLC	17,116	626,287
Heineken NV	8,756	848,075
PepsiCo., Inc.	4,712	648,654

TOTAL BEVERAGES		$4,014,869

BIOTECHNOLOGY – 0.1%
Zai Lab Ltd. ADR*	2,811	213,945

BUILDING PRODUCTS – 1.1%
Assa Abloy AB, Class B	18,709	413,023
Cie de Saint-Gobain*	6,813	252,048
Lennox International, Inc.	3,913	1,049,232
Trane Technologies PLC	5,658	632,960

TOTAL BUILDING PRODUCTS		$2,347,263

CAPITAL MARKETS – 1.7%
Ares Management Corp., Class A	7,818	312,251
Blackstone Group, Inc. (The), Class A	3,932	209,497
Charles Schwab Corp. (The)	21,948	727,576
Deutsche Boerse AG	623	113,351
GAM Holding AG*	4,730	11,598
Hong Kong Exchanges & Clearing Ltd.	5,100	242,827
Ichiyoshi Securities Co. Ltd.	5,110	18,585
Jafco Co. Ltd.	990	34,980
Julius Baer Group Ltd.	1,546	67,869
Moody’s Corp.	1,315	369,909
Nomura Holdings, Inc.	18,782	88,391
Partners Group Holding AG	124	120,120
TD Ameritrade Holding Corp.	13,047	468,257
UBS Group AG	65,900	776,353
Uranium Participation Corp.*	10,602	38,864

TOTAL CAPITAL MARKETS		$3,600,428

July 31, 2020 (unaudited)

2	PORTFOLIO OF INVESTMENTS

Wilmington Global Alpha Equities Fund (continued)

Description	Number of Shares	Value

CHEMICALS – 1.3%
ADEKA Corp.	3,171	$42,117
Air Liquide SA	767	126,157
China BlueChemical Ltd., Class H	211,959	31,213
EMS-Chemie Holding AG	147	126,945
Givaudan SA	30	124,252
JSR Corp.	3,580	78,063
Koninklijke DSM NV	808	123,678
Linde PLC	3,482	853,473
Mitsubishi Gas Chemical Co., Inc.	3,200	50,827
Nitto Denko Corp.	1,800	102,025
Sherwin-Williams Co. (The)	1,192	772,321
Shin-Etsu Chemical Co. Ltd.	1,087	127,221
Symrise AG	1,008	126,011

TOTAL CHEMICALS		$2,684,303

COMMERCIAL BANKS – 2.4%
ABN AMRO Bank NV*	11,591	96,273
AIB Group PLC*	52,040	65,265
Bank Mandiri Persero Tbk PT	80,536	32,009
Bank of Ireland Group PLC*	36,922	76,709
Bank of Nova Scotia (The)	12,788	525,192
Bank of Nova Scotia (The)	12,728	523,375
BPER Banca*	8,378	21,267
CaixaBank SA	58,718	126,306
Citizens Financial Group, Inc.	16,690	414,079
Dah Sing Financial Holdings Ltd.	14,064	38,865
DGB Financial Group, Inc.	10,143	43,953
DNB ASA*	26,896	413,105
Erste Group Bank AG*	2,543	56,921
First Citizens BancShares, Inc., Class A	470	200,159
First Republic Bank	4,921	553,514
KB Financial Group, Inc. ADR	4,081	119,410
PNC Financial Services Group, Inc. (The)	5,980	637,887
Resona Holdings, Inc.	49,930	163,684
Sberbank of Russia PJSC ADR*	5,120	61,030
Seven Bank Ltd.	29,443	72,225
Shinhan Financial Group Co. Ltd. ADR	4,300	106,769
Standard Chartered PLC	85,761	428,795
Sumitomo Mitsui Trust Holdings, Inc.	6,086	156,253
Tochigi Bank Ltd. (The)	11,730	17,211
Unicaja Banco SA*	76,540	42,624
UniCredit SpA*	15,153	139,074

TOTAL COMMERCIAL BANKS		$5,131,954

COMMERCIAL SERVICES & SUPPLIES –2.4%
Aeon Delight Co. Ltd.	1,989	60,107
Babcock International Group PLC	16,556	62,371
Cintas Corp.	4,189	1,264,533

Description	Number of Shares	Value
Clean Harbors, Inc.*	3,260	$194,296
Copart, Inc.*	18,837	1,756,550
Prosegur Cia de Seguridad SA	18,554	49,305
Republic Services, Inc.	4,160	362,960
Secom Co. Ltd.	1,935	167,337
Toppan Forms Co. Ltd.	5,295	50,009
Waste Connections, Inc.	6,329	647,900
Waste Connections, Inc.	3,979	406,678

TOTAL COMMERCIAL SERVICES & SUPPLIES		$5,022,046

COMMUNICATIONS EQUIPMENT –1.2%
Accton Technology Corp.	37,000	289,857
Cisco Systems, Inc.	19,984	941,246
Motorola Solutions, Inc.	8,352	1,167,610
Nokia OYJ*	39,674	190,441

TOTAL COMMUNICATIONS EQUIPMENT		$2,589,154

CONSTRUCTION & ENGINEERING –1.0%
China Machinery Engineering Corp., Class H	116,790	28,356
Chiyoda Corp.*	7,800	18,671
Hazama Ando Corp.	10,083	53,905
Implenia AG	501	22,037
JGC Holdings Corp.	14,161	143,282
Kumagai Gumi Co. Ltd.	2,576	59,051
Kyowa Exeo Corp.	3,514	83,036
Raubex Group Ltd.	24,643	36,419
Taisei Corp.	2,801	96,214
Toyo Engineering Corp.*	5,559	16,042
Vinci SA	19,217	1,653,917

TOTAL CONSTRUCTION & ENGINEERING		$2,210,930

CONSTRUCTION MATERIALS – 0.2%
Anhui Conch Cement Co. Ltd., Class H	4,000	30,249
Imerys SA	1,657	61,393
LafargeHolcim Ltd.*	4,544	214,979
Vicat SA	1,460	48,102

TOTAL CONSTRUCTION MATERIALS		$354,723

CONSUMER FINANCE – 0.4%
Credit Acceptance Corp.*	1,898	888,150
Provident Financial PLC	15,457	33,397

TOTAL CONSUMER FINANCE		$921,547

CONTAINERS & PACKAGING – 0.4%
AMVIG Holdings Ltd.	63,557	10,996
Ball Corp.	11,536	849,396
Nampak Ltd.*	81,857	5,623

TOTAL CONTAINERS & PACKAGING		$866,015

DISTRIBUTORS – 0.2%
Genuine Parts Co.	4,374	394,316

July 31, 2020 (unaudited)

PORTFOLIO OF INVESTMENTS	3

Wilmington Global Alpha Equities Fund (continued)

Description	Number of Shares	Value
PALTAC Corp.	1,200	$64,998

TOTAL DISTRIBUTORS		$459,314

DIVERSIFIED CONSUMER SERVICES – 0.5%
Benesse Holdings, Inc.	495	12,910
Chegg, Inc.*	7,867	636,991
Churchill Capital Corp. III, Class A*	26,055	269,930
New Oriental Education & Technology Group, Inc. ADR*	493	69,119
TAL Education Group ADR*	1,646	128,668

TOTAL DIVERSIFIED CONSUMER SERVICES		$1,117,618

DIVERSIFIED FINANCIAL SERVICES – 1.8%
Bank of America Corp.	22,954	571,096
Berkshire Hathaway, Inc., Class B*	6,459	1,264,543
BNP Paribas SA*	4,440	179,127
G-Resources Group Ltd.*	1,648,298	10,418
Groupe Bruxelles Lambert SA	1,272	110,334
ING Groep NV	23,113	161,165
Kasikornbank PCL NVDR	28,165	73,392
Mitsubishi UFJ Financial Group, Inc.	168,404	631,064
Royal Bank of Canada	6,146	423,973
Societe Generale SA*	6,031	92,849
Sumitomo Mitsui Financial Group, Inc.	10,895	290,313
Tokyo Century Corp.	1,623	91,286

TOTAL DIVERSIFIED FINANCIAL SERVICES		$3,899,560

DIVERSIFIED TELECOMMUNICATION SERVICES – 1.9%
AT&T, Inc.	10,015	296,244
BT Group PLC	59,814	76,858
Cellnex Telecom SA	6,561	412,914
China Telecom Corp. Ltd., Class H	348,121	103,366
China Unicom Hong Kong Ltd.	210,541	117,108
Elisa OYJ	1,829	108,476
Hellenic Telecommunications Organization SA	34,981	514,696
Koninklijke KPN NV	180,658	475,928
KT Corp. ADR	11,595	114,327
Magyar Telekom Telecommunications PLC ADR	8,920	56,346
Nippon Telegraph & Telephone Corp.	11,817	274,290
Proximus SADP	5,070	104,295
Swisscom AG	209	111,097
Telefonica Deutschland Holding AG	36,908	100,706
Verizon Communications, Inc.	18,559	1,066,771

TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		$3,933,422

ELECTRIC UTILITIES – 1.0%
Alliant Energy Corp.	3,624	195,152
Avangrid, Inc.	8,068	401,706
Chugoku Electric Power Co., Inc. (The)	6,048	73,804

Description	Number of Shares	Value
Edison International	7,367	$410,121
Exelon Corp.	9,551	368,764
Iberdrola SA	9,607	124,174
Red Electrica Corp. SA	5,636	109,873
Xcel Energy, Inc.	5,158	356,108

TOTAL ELECTRIC UTILITIES		$2,039,702

ELECTRICAL EQUIPMENT – 0.7%
AMETEK, Inc.	1,505	140,341
Cosel Co. Ltd.	3,860	29,837
Emerson Electric Co.	6,950	430,969
Mitsubishi Electric Corp.	8,370	109,263
Nissin Electric Co. Ltd.	4,100	38,414
Schneider Electric SE	5,643	647,048
Ushio, Inc.	4,280	50,329
Zumtobel Group AG	5,680	43,296

TOTAL ELECTRICAL EQUIPMENT		$1,489,497

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS – 0.6%
Ai Holdings Corp.	3,200	42,568
Canon Marketing Japan, Inc.	2,331	43,979
Citizen Watch Co. Ltd.	19,950	54,377
Enplas Corp.	1,320	26,208
FLIR Systems, Inc.	4,168	173,639
Foxconn Technology Co. Ltd.	39,810	73,754
Hosiden Corp.	6,000	51,380
Innolux Corp.*	303,191	85,872
Kyocera Corp.	3,357	186,952
Maruwa Co. Ltd.	806	69,475
Nichicon Corp.	9,705	61,340
Nippon Chemi-Con Corp.*	4,020	63,886
PAX Global Technology Ltd.	76,530	35,636
Sunny Optical Technology Group Co. Ltd.	21,200	398,117

TOTAL ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS		$1,367,183

ENERGY EQUIPMENT & SERVICES – 0.1%
China Oilfield Services Ltd., Class H	180,000	140,443
Drilling Co. of 1972 A/S (The)*	268	6,154
Fugro NV*	5,019	20,213
Saipem SpA	20,102	43,050
Trican Well Service Ltd.*	24,179	16,427

TOTAL ENERGY EQUIPMENT & SERVICES		$226,287

ENTERTAINMENT – 0.7%
Avex, Inc.	4,845	38,846
CTS Eventim AG & Co. KGaA*	1,204	47,794
DeNA Co. Ltd.	5,555	62,665
NetEase, Inc. ADR	833	381,864
Netflix, Inc.*	467	228,307

July 31, 2020 (unaudited)

4	PORTFOLIO OF INVESTMENTS

Wilmington Global Alpha Equities Fund (continued)

Description	Number of Shares	Value
Nexon Co. Ltd.	13,403	$344,347
Nintendo Co. Ltd.	181	79,606
Tencent Music Entertainment Group ADR*	17,436	281,417

TOTAL ENTERTAINMENT		$1,464,846

FOOD & STAPLES RETAILING – 0.7%
Cawachi Ltd.	470	14,129
Colruyt SA	1,852	107,558
Cosmos Pharmaceutical Corp.	373	68,542
J Sainsbury PLC	52,196	127,220
Jeronimo Martins SGPS SA	6,246	104,722
Kato Sangyo Co. Ltd.	1,400	44,041
Koninklijke Ahold Delhaize NV	4,070	117,220
METRO AG	2,493	22,745
Performance Food Group Co.*	11,527	322,987
Sundrug Co. Ltd.	2,743	93,347
Walmart, Inc.	2,582	334,111
Welcia Holdings Co. Ltd.	648	59,323
Wm Morrison Supermarkets PLC	46,296	112,302

TOTAL FOOD & STAPLES RETAILING		$1,528,247

FOOD PRODUCTS – 2.4%
Barry Callebaut AG	57	118,692
Campbell Soup Co.	3,144	155,848
Chocoladefabriken Lindt & Spruengli AG	13	100,644
General Mills, Inc.	5,988	378,861
Hershey Co. (The)	2,499	363,380
Hormel Foods Corp.	7,743	393,809
Kellogg Co.	12,881	888,660
MEIJI Holdings Co. Ltd.	1,040	81,665
Nestle SA	9,639	1,146,287
Nissin Foods Holdings Co. Ltd.	927	83,737
Nomad Foods Ltd.*	23,152	533,885
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	266,238	18,130
Toyo Suisan Kaisha Ltd.	1,467	89,187
Viscofan SA	6,438	471,703
Yakult Honsha Co. Ltd.	420	24,005
Yamazaki Baking Co. Ltd.	4,272	71,685
Yihai International Holding Ltd.*	7,000	85,879

TOTAL FOOD PRODUCTS		$5,006,057

GAS UTILITIES – 0.9%
Enagas SA	4,095	103,314
ENN Energy Holdings Ltd.	16,900	204,858
Osaka Gas Co. Ltd.	1,153	21,379
Rubis SCA	14,999	707,536
Snam SpA	21,500	114,455
Toho Gas Co. Ltd.	1,620	70,695
Tokyo Gas Co. Ltd.	3,475	73,782

Description	Number of Shares	Value
UGI Corp.	17,597	$586,684

TOTAL GAS UTILITIES		$1,882,703

HEALTH CARE EQUIPMENT & SUPPLIES – 4.2%
Abbott Laboratories	4,259	428,626
Align Technology, Inc.*	1,257	369,332
Baxter International, Inc.	6,522	563,370
Becton Dickinson and Co.	2,951	830,234
Danaher Corp.	6,347	1,293,519
Hologic, Inc.*	10,673	744,762
Insulet Corp.*	2,035	413,838
Koninklijke Philips NV*	19,409	1,002,883
Medtronic PLC	15,645	1,509,430
Smith & Nephew PLC	13,981	275,950
Sonova Holding AG*	1	226
Sysmex Corp.	4,273	328,579
Tandem Diabetes Care, Inc.*	5,108	533,582
West Pharmaceutical Services, Inc.	2,407	647,170

TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		$8,941,501

HEALTH CARE PROVIDERS & SERVICES – 1.6%
Anthem, Inc.	925	253,265
BML, Inc.	1,300	32,374
Fresenius Medical Care AG & Co. KGaA*	1,264	111,361
HCA Healthcare, Inc.	3,824	484,271
Humana, Inc.	1,230	482,713
Laboratory Corp. of America Holdings*	2,103	405,711
Medipal Holdings Corp.	2,189	40,089
Quest Diagnostics, Inc.	3,089	392,519
Suzuken Co. Ltd.	1,300	46,244
UnitedHealth Group, Inc.	3,475	1,052,160

TOTAL HEALTH CARE PROVIDERS & SERVICES		$3,300,707

HEALTH CARE TECHNOLOGY – 0.2%
AGFA-Gevaert NV*	9,041	36,654
Cerner Corp.	5,500	381,975

TOTAL HEALTH CARE TECHNOLOGY		$418,629

HOTELS, RESTAURANTS & LEISURE – 2.4%
Choice Hotels International, Inc.	10,278	863,763
Compass Group PLC	82,634	1,136,981
Galaxy Entertainment Group Ltd.	22,000	150,034
Huazhu Group Ltd. ADR	4,910	168,560
McDonald’s Corp.	5,865	1,139,452
McDonald’s Holdings Co. Japan Ltd.	1,415	67,720
Sands China Ltd.	92,400	352,304
Sodexo SA	1,518	104,764
Sushiro Global Holdings Ltd.	12,400	262,988

July 31, 2020 (unaudited)

PORTFOLIO OF INVESTMENTS	5

Wilmington Global Alpha Equities Fund (continued)

Description	Number of Shares	Value
Yum China Holdings, Inc.	9,094	$465,977
Yum! Brands, Inc.	4,697	427,662

TOTAL HOTELS, RESTAURANTS & LEISURE		$5,140,205

HOUSEHOLD DURABLES – 1.0%
Funai Electric Co. Ltd.*	7,790	35,884
Haier Electronics Group Co. Ltd.	19,000	65,823
Lennar Corp., Class A	5,750	416,012
Nikon Corp.	7,515	52,541
NVR, Inc.*	333	1,308,740
Sekisui Chemical Co. Ltd.	9,428	128,336
Sekisui House Ltd.	4,273	78,041

TOTAL HOUSEHOLD DURABLES		$2,085,377

HOUSEHOLD PRODUCTS – 1.7%
Clorox Co. (The)	1,827	432,104
Colgate-Palmolive Co.	12,645	976,194
Lion Corp.	462	12,009
Procter & Gamble Co. (The)	7,086	929,116
Reckitt Benckiser Group PLC	11,847	1,187,897

TOTAL HOUSEHOLD PRODUCTS		$3,537,320

INSURANCE – 6.7%
Admiral Group PLC	3,742	116,694
Ageas SA	2,461	92,130
AIA Group Ltd.	220,429	1,987,596
Alleghany Corp.	336	175,500
Aon PLC, Class A	1,472	302,084
Arthur J. Gallagher & Co.	8,765	942,150
Assicurazioni Generali SpA	5,502	82,617
AXA SA	58,149	1,166,687
China Life Insurance Co. Ltd., Class H	42,000	96,344
Chubb Ltd.	5,268	670,300
Dai-ichi Life Holdings, Inc.	7,645	90,183
Enstar Group Ltd.*	3,239	543,990
Gjensidige Forsikring ASA*	5,679	116,748
Globe Life, Inc.	6,492	516,763
Intact Financial Corp.	18,360	2,004,529
Markel Corp.*	1,363	1,423,708
Marsh & McLennan Cos., Inc.	3,522	410,665
MS&AD Insurance Group Holdings, Inc.	6,601	165,870
Progressive Corp. (The)	15,982	1,443,814
RenaissanceRe Holdings Ltd.	2,659	479,630
SCOR SE*	2,329	59,942
Shin Kong Financial Holding Co. Ltd.*	143,759	41,776
T&D Holdings, Inc.	24,558	202,149
Tokio Marine Holdings, Inc.	15,852	669,350
Tongyang Life Insurance Co. Ltd.	9,135	22,966

Description	Number of Shares	Value
White Mountains Insurance Group Ltd.	383	$337,090
Zurich Insurance Group AG	55	20,339

TOTAL INSURANCE		$14,181,614

INTERACTIVE MEDIA & SERVICES – 1.8%
Gree, Inc.	21,110	87,022
LINE Corp.*	1,617	85,565
Match Group, Inc.*	4,169	428,156
Snap, Inc., Class A*	11,216	251,463
Tencent Holdings Ltd.	41,353	2,836,742
Z Holdings Corp.	19,336	102,824

TOTAL INTERACTIVE MEDIA & SERVICES		$3,791,772

INTERNET & CATALOG RETAIL – 2.0%
Alibaba Group Holding Ltd.*	9,700	304,348
Alibaba Group Holding Ltd. ADR*	8,697	2,183,121
Amazon.com, Inc.*	318	1,006,368
Meituan Dianping, Class B*	26,752	662,018
Qliro Group AB*	15,590	11,924
Trip.com Group Ltd. ADR*	6,220	169,184

TOTAL INTERNET & CATALOG RETAIL		$4,336,963

INTERNET SOFTWARE & SERVICES – 0.0%**
Scout24 AG	883	75,901

IT SERVICES – 6.1%
Accenture PLC, Class A	5,096	1,145,479
Automatic Data Processing, Inc.	2,993	397,800
Black Knight, Inc.*	15,001	1,123,875
Capgemini SE	6,611	857,412
DTS Corp.	2,536	48,528
Edenred	14,180	703,390
Fidelity National Information Services, Inc.	10,306	1,507,871
Fiserv, Inc.*	3,678	367,028
FleetCor Technologies, Inc.*	2,184	564,717
Fujitsu Ltd.	558	74,713
Global Payments, Inc.	2,391	425,646
GoDaddy, Inc., Class A*	5,946	417,885
Hangzhou Tigermed Consulting Co. Ltd., Class H*	800	10,322
International Business Machines Corp.	3,210	394,637
Leidos Holdings, Inc.	3,893	370,458
Nexi SpA*	24,056	432,163
NS Solutions Corp.	3,147	82,873
Obic Co. Ltd.	452	81,057
Paychex, Inc.	5,238	376,717
PayPal Holdings, Inc.*	3,486	683,500
Science Applications International Corp.	6,197	495,636
Sopra Steria Group*	170	25,385
Square, Inc., Class A*	8,055	1,045,942

July 31, 2020 (unaudited)

6	PORTFOLIO OF INVESTMENTS

Wilmington Global Alpha Equities Fund (continued)

Description	Number of Shares	Value
Visa, Inc., Class A	2,403	$457,531
Western Union Co. (The)	15,856	384,984
Worldline SA*	5,651	486,153

TOTAL IT SERVICES		$12,961,702

LEISURE EQUIPMENT & PRODUCTS – 0.3%
Bandai Namco Holdings, Inc.	1,502	82,944
Polaris, Inc.	4,401	456,076
Sega Sammy Holdings, Inc.	6,725	75,815

TOTAL LEISURE EQUIPMENT & PRODUCTS		$614,835

LIFE SCIENCES TOOLS & SERVICES – 0.7%
CMIC Holdings Co. Ltd.	890	10,257
EPS Holdings, Inc.	3,230	27,795
Pharmaron Beijing Co. Ltd., Class H	19,900	216,496
QIAGEN NV*	2,559	126,878
Thermo Fisher Scientific, Inc.	2,050	848,597
WuXi AppTec Co. Ltd., Class H	4,400	66,343
Wuxi Biologics Cayman, Inc.*	5,400	111,477

TOTAL LIFE SCIENCES TOOLS & SERVICES		$1,407,843

MACHINERY – 3.3%
Alfa Laval AB*	16,805	398,081
Amada Co. Ltd.	5,485	36,862
Fortive Corp.	35,154	2,467,459
Hino Motors Ltd.	12,120	69,888
Hisaka Works Ltd.	3,830	25,988
IDEX Corp.	6,713	1,106,437
Ingersoll Rand, Inc.*	18,876	596,293
Japan Steel Works Ltd. (The)	8,185	116,671
Kone OYJ, Class B	1,598	126,895
Lonking Holdings Ltd.	220,000	72,469
Makita Corp.	2,240	86,080
Mitsubishi Heavy Industries Ltd.	2,002	46,574
OKUMA Corp.	1,940	74,947
Otis Worldwide Corp.	3,522	220,970
PACCAR, Inc.	9,669	822,639
Schindler Holding AG	467	116,869
Schindler Holding AG	464	117,942
Shibaura Machine Co. Ltd.	1,138	21,322
Star Micronics Co. Ltd.	2,900	32,513
Takuma Co. Ltd.	5,110	70,653
THK Co. Ltd.	4,490	105,786
Weichai Power Co. Ltd., Class H	77,000	164,908

TOTAL MACHINERY		$6,898,246

MARINE – 0.2%
AP Moeller - Maersk A/S, Class B	131	168,654
D/S Norden A/S	4,976	75,136
Kuehne + Nagel International AG*	717	123,601

Description	Number of Shares	Value
Pacific Basin Shipping Ltd.	462,329	$56,768

TOTAL MARINE		$424,159

MEDIA – 0.9%
Charter Communications, Inc., Class A*	595	345,100
China Literature Ltd.*	10,200	67,118
Comcast Corp., Class A	13,321	570,139
Criteo SA ADR*	3,557	48,695
Fuji Media Holdings, Inc.	3,725	32,813
Gendai Agency, Inc.	1,200	2,991
Metropole Television SA*	4,489	54,214
Nippon Television Holdings, Inc.	10,237	110,769
Omnicom Group, Inc.	5,100	274,023
RTL Group SA*	2,203	73,092
Television Francaise 1*	11,886	68,184
TV Asahi Holdings Corp.	4,505	61,606
WPP PLC	14,902	110,518

TOTAL MEDIA		$1,819,262

METALS & MINING – 0.8%
Anglo American PLC	5,251	127,117
Asahi Holdings, Inc.	4,468	155,670
Barrick Gold Corp.	6,835	197,531
Centerra Gold, Inc.	6,169	77,374
Chubu Steel Plate Co. Ltd.	1,442	9,907
Eldorado Gold Corp.*	5,371	67,621
Endeavour Mining Corp.*	2,829	76,224
Gold Fields Ltd.	7,485	98,982
Harmony Gold Mining Co. Ltd. ADR*	12,289	79,264
IAMGOLD Corp.*	7,096	35,338
Impala Platinum Holdings Ltd.	3,850	34,369
Kinross Gold Corp.*	10,124	94,862
Kyoei Steel Ltd.	4,875	57,963
Maruichi Steel Tube Ltd.	3,235	76,604
Nakayama Steel Works Ltd.	7,290	23,095
Neturen Co. Ltd.	2,565	11,462
Norsk Hydro ASA*	38,237	108,009
Northern Dynasty Minerals Ltd.*	2,008	3,223
Pacific Metals Co. Ltd.	2,007	28,287
Resolute Mining Ltd.*	42,260	40,383
Salzgitter AG*	4,292	58,272
Tokyo Steel Manufacturing Co. Ltd.	11,540	65,178
Western Areas Ltd.	32,206	55,246
Yamato Kogyo Co. Ltd.	6,668	136,029
Yodogawa Steel Works Ltd.	880	14,533

TOTAL METALS & MINING		$1,732,543

MULTILINE RETAIL – 0.6%
Dollar General Corp.	2,454	467,242

July 31, 2020 (unaudited)

PORTFOLIO OF INVESTMENTS	7

Wilmington Global Alpha Equities Fund (continued)

Description	Number of Shares	Value
Dollarama, Inc.	10,140	$370,792
Marks & Spencer Group PLC	29,288	36,071
Marui Group Co. Ltd.	15,160	220,437
Pan Pacific International Holdings Corp.	3,646	82,637

TOTAL MULTILINE RETAIL		$1,177,179

MULTI-UTILITIES – 1.2%
Centrica PLC	77,848	49,085
CMS Energy Corp.	3,998	256,592
Consolidated Edison, Inc.	3,900	299,637
E.ON SE	25,983	305,042
Engie SA*	13,418	178,744
National Grid PLC	93,095	1,092,183
WEC Energy Group, Inc.	3,378	321,788

TOTAL MULTI-UTILITIES		$2,503,071

OIL, GAS & CONSUMABLE FUELS – 2.0%
Advantage Oil & Gas Ltd.*	16,857	20,136
ARC Resources Ltd.	8,532	36,244
BP PLC	58,439	211,638
Cameco Corp.	5,349	54,391
Enbridge, Inc.	18,771	600,779
Eni SpA	17,961	159,994
Equinor ASA	3,303	49,522
Galp Energia SGPS SA	36,535	382,552
Gazprom PJSC ADR	15,937	78,091
Inpex Corp.	15,860	90,529
Japan Petroleum Exploration Co. Ltd.	1,650	26,798
LUKOIL PJSC ADR	413	28,016
Ovintiv, Inc.	3,194	30,904
Repsol SA	60	473
Royal Dutch Shell PLC, Class B	18,752	263,212
Surgutneftegas PJSC ADR	13,838	68,636
TC Energy Corp.	14,302	651,862
TOTAL SE	36,183	1,369,302
Tourmaline Oil Corp.	4,114	41,833
YPF SA ADR*	4,910	30,589

TOTAL OIL, GAS & CONSUMABLE FUELS		$4,195,501

PAPER & FOREST PRODUCTS – 0.0%**
UPM-Kymmene OYJ	3,630	96,898

PERSONAL PRODUCTS – 0.1%
Beiersdorf AG	862	102,928
Kobayashi Pharmaceutical Co. Ltd.	887	78,833
Unilever NV	1,970	116,408

TOTAL PERSONAL PRODUCTS		$298,169

PHARMACEUTICALS – 5.1%
Astellas Pharma, Inc.	11,158	174,042

Description	Number of Shares	Value
AstraZeneca PLC ADR	17,586	$980,947
AstraZeneca PLC	4,283	473,186
CanSino Biologics, Inc., Class H*	6,800	238,776
Chugai Pharmaceutical Co. Ltd.	1,500	67,724
CSPC Pharmaceutical Group Ltd.	56,400	118,787
Eisai Co. Ltd.	905	73,039
GlaxoSmithKline PLC	5,237	104,323
Hutchison China MediTech Ltd. ADR*	2,777	75,312
Johnson & Johnson	9,416	1,372,476
Kyowa Kirin Co. Ltd.	3,003	74,165
Merck & Co., Inc.	17,099	1,372,024
Novartis AG	31,052	2,557,669
Novo Nordisk A/S, Class B	1,664	109,179
Ono Pharmaceutical Co. Ltd.	4,170	117,208
Orion OYJ, Class B	2,224	97,031
Pfizer, Inc.	29,651	1,140,970
Roche Holding AG	2,528	875,589
Sanofi	1,042	109,407
Santen Pharmaceutical Co. Ltd.	4,323	72,940
Sino Biopharmaceutical Ltd.	96,000	125,413
Takeda Pharmaceutical Co. Ltd.	8,462	306,890
Vifor Pharma AG	707	99,791

TOTAL PHARMACEUTICALS		$10,736,888

PROFESSIONAL SERVICES – 0.5%
Adecco Group AG	3,672	173,516
BeNEXT Group, Inc.	3,000	28,180
Bureau Veritas SA*	7,742	170,323
Experian PLC	10,425	364,147
Hays PLC	50,518	71,932
Pagegroup PLC	13,790	63,139
SGS SA	46	120,467
SThree PLC	9,058	30,064
Verisk Analytics, Inc.	25	4,718
Wolters Kluwer NV	1,428	112,705

TOTAL PROFESSIONAL SERVICES		$1,139,191

REAL ESTATE INVESTMENT TRUSTS – 3.7%
Alexandria Real Estate Equities, Inc.	2,274	403,749
American Tower Corp.	7,736	2,022,113
Boston Properties, Inc.	3,341	297,650
British Land Co. PLC (The)	9,675	46,170
Daiwa Securities Living Investments Corp.	81	81,907
Equity LifeStyle Properties, Inc.	5,622	384,095
Extra Space Storage, Inc.	3,632	375,331
Goodman Group	25,916	315,102
Japan Real Estate Investment Corp.	16	81,638
Land Securities Group PLC	6,537	49,235
LaSalle Logiport REIT	19	34,595

July 31, 2020 (unaudited)

8	PORTFOLIO OF INVESTMENTS

Wilmington Global Alpha Equities Fund (continued)

Description	Number of Shares	Value
Medical Properties Trust, Inc.	75,448	$1,518,768
Nippon Building Fund, Inc.	13	72,681
Public Storage	6,855	1,370,177
Realty Income Corp.	1,134	68,097
Segro PLC	30,830	390,440
Sun Communities, Inc.	2,518	377,524

TOTAL REAL ESTATE INVESTMENT TRUSTS		$7,889,272

REAL ESTATE MANAGEMENT & DEVELOPMENT – 0.4%
China Overseas Land & Investment Ltd.	21,000	63,990
CK Asset Holdings Ltd.	15,105	83,873
Daito Trust Construction Co. Ltd.	438	34,349
Mitsubishi Estate Co. Ltd.	13,004	186,806
Nexity SA	13,351	454,693
Swiss Prime Site AG	1,131	103,219

TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT		$926,930

ROAD & RAIL – 1.6%
AMERCO	1,818	577,633
Canadian National Railway Co.	26,620	2,600,292
East Japan Railway Co.	1,147	66,118
Go-Ahead Group PLC (The)	1,494	12,238
Keio Corp.	1,388	69,308
Nagoya Railroad Co. Ltd.	2,858	72,325

TOTAL ROAD & RAIL		$3,397,914

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 1.7%
Advanced Micro Devices, Inc.*	5,205	403,023
Marvell Technology Group Ltd.	13,075	476,845
MediaTek, Inc.	31,000	740,220
Miraial Co. Ltd.	1,550	14,998
Realtek Semiconductor Corp.	29,000	369,987
Taiwan Semiconductor Manufacturing Co. Ltd.	66,000	960,538
Texas Instruments, Inc.	3,889	496,042
Tokyo Seimitsu Co. Ltd.	2,485	79,411

TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		$3,541,064

SOFTWARE – 2.2%
ANSYS, Inc.*	527	163,686
CDK Global, Inc.	9,181	417,368
Constellation Software, Inc.	1,263	1,493,941
Guidewire Software, Inc.*	2,203	259,205
Kingdee International Software Group Co. Ltd.*	64,545	178,520
Microsoft Corp.	4,472	916,805
Oracle Corp.	2,732	151,489
Sage Group PLC (The)	2,163	20,527
SAP SE	814	128,493
Splunk, Inc.*	2,197	460,975
Trend Micro, Inc.	1,148	67,329

Description	Number of Shares	Value
Vertex, Inc., Class A*	100	$2,356
Workday, Inc., Class A*	2,763	499,882

TOTAL SOFTWARE		$4,760,576

SPECIALTY RETAIL – 2.0%
AutoZone, Inc.*	334	403,278
Burlington Stores, Inc.*	2,140	402,320
CarMax, Inc.*	7,141	692,463
CECONOMY AG*	11,987	42,720
China Meidong Auto Holdings Ltd.	58,000	162,105
Five Below, Inc.*	3,788	412,551
Halfords Group PLC	14,224	27,252
Hikari Tsushin, Inc.	160	34,688
Home Depot, Inc. (The)	1,592	422,660
Kingfisher PLC	43,302	136,839
Nishimatsuya Chain Co. Ltd.	6,530	65,860
Nitori Holdings Co. Ltd.	420	91,953
PAL GROUP Holdings Co. Ltd.	1,900	19,566
Shimamura Co. Ltd.	1,650	114,739
TJX Cos., Inc. (The)	18,973	986,406
USS Co. Ltd.	5,015	74,352
Xebio Holdings Co. Ltd.	6,085	39,211

TOTAL SPECIALTY RETAIL		$4,128,963

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS – 0.7%
Acer, Inc.	134,761	93,096
Apple, Inc.	1,791	761,247
Canon, Inc.	6,872	110,588
Compal Electronics, Inc. GDR	36,003	114,605
HP, Inc.	22,041	387,481
Maxell Holdings Ltd.	3,960	34,027
Melco Holdings, Inc.	390	9,715
Quadient	3,483	51,495

TOTAL TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS		$1,562,254

TEXTILES, APPAREL & LUXURY GOODS – 0.7%
361 Degrees International Ltd.	172,696	24,307
ANTA Sports Products Ltd.	35,000	332,254
Daphne International Holdings Ltd.*	156,818	3,842
NIKE, Inc., Class B	7,418	724,071
Sanyo Shokai Ltd.	3,060	16,017
VF Corp.	5,408	326,427

TOTAL TEXTILES, APPAREL & LUXURY GOODS		$1,426,918

TOBACCO – 0.5%
Philip Morris International, Inc.	7,939	609,795
Swedish Match AB	6,785	522,776

TOTAL TOBACCO		$1,132,571

TRADING COMPANIES & DISTRIBUTORS – 1.5%
Brenntag AG	19,522	1,204,764

July 31, 2020 (unaudited)

PORTFOLIO OF INVESTMENTS	9

Wilmington Global Alpha Equities Fund (continued)

Description	Number of Shares	Value
Fastenal Co.	11,764	$553,379
Ferguson PLC	3,053	269,133
Inaba Denki Sangyo Co. Ltd.	1,500	34,320
ITOCHU Corp.	9,249	202,797
Mitsubishi Corp.	7,149	144,051
Mitsui & Co. Ltd.	5,476	81,867
Rexel SA*	10,902	129,392
SIG PLC	26,071	9,584
Sumitomo Corp.	7,054	78,368
Triton International Ltd.	11,715	368,671

TOTAL TRADING COMPANIES & DISTRIBUTORS		$3,076,326

TRANSPORTATION INFRASTRUCTURE – 0.1%
Hamburger Hafen und Logistik AG*	1,289	22,262
Kamigumi Co. Ltd.	4,202	76,690

TOTAL TRANSPORTATION INFRASTRUCTURE		$98,952

WATER UTILITIES – 0.3%
Guangdong Investment Ltd.	354,503	573,152
Severn Trent PLC	3,510	111,855

TOTAL WATER UTILITIES		$685,007

WIRELESS TELECOMMUNICATION SERVICES – 0.9%
China Mobile Ltd.	18,634	127,198
KDDI Corp.	42,821	1,361,598
MTN Group Ltd.	9,534	33,347
NTT DOCOMO, Inc.	3,006	82,759
Orange Belgium SA	3,362	56,292
Softbank Corp.	6,304	84,387
VEON Ltd. ADR	39,106	66,089

TOTAL WIRELESS TELECOMMUNICATION SERVICES		$1,811,670

TOTAL COMMON STOCKS (COST $168,250,129)		$188,096,251

Description	Number of Shares	Value

INVESTMENT COMPANIES – 0.2%

EQUITY FUNDS – 0.2%
iShares Core MSCI EAFE ETF	3,746	$218,617
Nomura TOPIX ETF	6,480	95,175

TOTAL INVESTMENT COMPANIES (COST $311,375)		$313,792

PREFERRED STOCKS – 0.2%
Volkswagen AG 4.86%	2,723	398,586
Fuchs Petrolub SE 0.97%	770	33,624

TOTAL PREFERRED STOCKS (COST $463,409)		$432,210

RIGHT – 0.0%**
Cellnex Telecom SA*	5,624	23,518

TOTAL RIGHT (COST $0)		$23,518

MONEY MARKET FUNDS – 5.5%
Dreyfus Cash Management Fund, Institutional Shares, 0.24%^	135	135
Dreyfus Government Cash Management Fund, Institutional Shares, 0.07%^	11,673,832	11,673,832

TOTAL MONEY MARKET FUNDS (COST $11,673,967)		$11,673,967

TOTAL INVESTMENTS – 94.6% (COST $180,698,880)		$200,539,738

OTHER ASSETS LESS LIABILITIES – 5.4%		11,499,233

TOTAL NET ASSETS – 100.0%		$212,038,971

*	Non-income producing security.
^	7-Day net yield.
**	Represents less than 0.05%.

     The following acronyms are used throughout this Fund:

ADR	American Depositary Receipt

EAFE	Europe, Australasia and the Far East

ETF	Exchange-Traded Fund

GDR	Global Depositary Receipt

HSCE	Hang Seng China Enterprises

MSCI	Morgan Stanley Capital International

N.A.	National Association

NVDR	Non-Voting Depositary Receipt

OYJ	Public Limited Company

PCL	Public Company Limited

PLC	Public Limited Company

REIT	Real Estate Investment Trust

SCA	Limited Partnership with Share Capital

SpA	Societa per Azioni

Currency Code	Currency

CAD	Canadian Dollar

EUR	Euro

GBP	British Pound Sterling

HKD	Hong Kong Dollar

JPY	Japanese Yen

TWD	New Taiwan Dollar

July 31, 2020 (unaudited)

10	PORTFOLIO OF INVESTMENTS

Wilmington Global Alpha Equities Fund (continued)

At July 31, 2020, the Wilmington Global Alpha Equities Fund had the following outstanding forward foreign currency contracts, which contractually obligates the Fund to deliver or receive currencies at specified future dates:

Settlement Date	Counterparty	Contracts to Deliver/Receive	Contract Amount	Contract at Value	Unrealized Appreciation	Unrealized (Depreciation)
CONTRACTS PURCHASED
8/3/2020	HSBC Bank USA, N.A.	877,742 JPY	$8,354	$8,292	$ —	$(62)
8/3/2020	Credit Suisse International	83,971 EUR	99,339	98,914	—	(425)
CONTRACTS SOLD
8/3/2020	HSBC Bank USA, N.A.	17,653,544 JPY	168,022	166,771	1,251	—
8/3/2020	Bank of New York Mellon	155,566 JPY	1,479	1,470	9	—
8/3/2020	Bank of New York Mellon	150,112 TWD	5,116	5,124	—	(8)
8/3/2020	Bank of New York Mellon	43,732 HKD	5,637	5,643	—	(6)
8/3/2020	Bank of New York Mellon	412 EUR	485	485	—	—
8/4/2020	BNP Paribas SA	8,281,105 JPY	79,162	78,234	928	—
8/4/2020	Credit Suisse International	310,243 HKD	40,031	40,030	1	—
8/4/2020	Bank of New York Mellon	11,030 CAD	8,197	8,235	—	(38)
9/16/2020	Morgan Stanley & Co., Inc.	327,000,000 JPY	3,031,186	3,090,939	—	(59,753)
9/16/2020	Goldman Sachs Bank USA	8,975,000 CAD	6,648,518	6,701,274	—	(52,756)
9/16/2020	JP Morgan Chase Bank, N.A.	3,187,000 EUR	3,596,185	3,758,002	—	(161,817)
9/16/2020	BNP Paribas SA	2,266,000 GBP	2,870,983	2,966,971	—	(95,988)
NET UNREALIZED APPRECIATION (DEPRECIATION) ON FORWARD FOREIGN CURRENCY CONTRACTS					$2,189	$(370,853)

At July 31, 2020, the Wilmington Global Alpha Equities Fund had open financial futures contracts as follows:

Underlying Contracts to Buy/Sell	Expiration Date	Number of Contracts	Contract Amount	Notional Value	Unrealized Appreciation	Unrealized Depreciation
SHORT POSITIONS:
E-Mini Russell 2000 Index	September 2020	81	$5,803,239	$5,985,089	$—	$(181,850)
E-Mini S&P 500 Index	September 2020	154	24,096,615	25,128,950	—	(1,032,335)
E-Mini S&P Mid 400 Index	September 2020	84	14,586,010	15,628,200	—	(1,042,190)
Euro STOXX 50 Index	September 2020	139	4,778,029	4,992,612	—	(214,583)
FTSE 100 Index	September 2020	60	4,480,548	4,439,552	40,996	—
HSCE Index	August 2020	99	6,546,839	6,413,524	133,315	—
MSCI EAFE Index	September 2020	329	28,974,316	29,833,720	—	(859,404)
S&P TSX 60 Index	September 2020	36	4,840,191	5,122,071	—	(281,880)
TOPIX Index	September 2020	51	7,699,036	7,072,830	626,206	—
NET UNREALIZED APPRECIATION (DEPRECIATION) ON FINANCIAL FUTURES CONTRACTS					$800,517	$(3,612,242)

For additional information about significant accounting policies, refer to Fund’s most recent semi or annual report

July 31, 2020 (unaudited)